Taxation - Reconciliation of effective tax rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of average effective tax rate and applicable tax rate
South African normal tax rate	28.00%	28.00%	28.00%
(Decrease)/increase in rate of tax due to - disallowed preference share dividends		0.30%	0.90%
(Decrease)/increase in rate of tax due to - disallowed expenditure	(1.00%)	9.40%	4.20%
(Decrease)/increase in rate of tax due to - disallowed share-based payment expenses	(0.30%)	2.90%	5.30%
(Decrease)/increase in rate of tax due to - different tax rates	(3.60%)	13.20%	2.60%
(Decrease)/increase in rate of tax due to - share of profits of equity accounted investments	(0.10%)
(Decrease)/increase in rate of tax due to - tax losses not recognised	(2.00%)	8.60%	9.30%
(Decrease)/increase in rate of tax due to - prior year adjustments		2.00%	0.40%
(Decrease)/increase in rate of tax due to - other adjustments	(0.50%)	2.00%	1.50%
Normal tax rate and (decrease)/increase in tax rate	20.50%	66.40%	52.20%
Increase/(decrease) in rate of tax due to - exempt income	0.70%	(1.70%)	(4.20%)
Increase/(decrease) in rate of tax due to - share of profits of equity accounted investments		(3.30%)	(2.60%)
Increase/(decrease) in rate of tax due to - effect of tax litigation matters		(8.20%)
Increase/(decrease) in rate of tax due to - utilisation of tax losses		(0.30%)	(0.40%)
Increase/(decrease) in rate of tax due to - investment incentive allowances		(17.20%)	(6.90%)
Increase/(decrease) in rate of tax due to - effect of tax rate change in the US			(1.40%)
Increase/(decrease) in rate of tax due to - translation differences		(0.90%)	(0.90%)
Increase/(decrease) in rate of tax due to - prior year adjustments	0.90%
Increase/(decrease) in rate of tax due to - other adjustments	0.20%	(0.60%)	(0.40%)
Effective tax rate	22.30%	34.20%	35.40%
Increase/(decrease) in energy efficiency allowance	R (5,500)	R 4,200
Canadian shale gas assets
Reconciliation of average effective tax rate and applicable tax rate
Impairment loss		1,900	R 2,800
Deferred tax asset raised on impairment loss		R 0	0
Mozambique PSA
Reconciliation of average effective tax rate and applicable tax rate
Impairment loss			1,100
Deferred tax asset raised on impairment loss			R 0